Annual Total Returns- Emerging Markets Research Portfolio (Institutional) [BarChart] - Institutional - Emerging Markets Research Portfolio - Institutional Class	2017	2018	2019	2020
Total	34.53%	(13.59%)	22.36%	14.25%